UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-09221
                                   --------------

            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1830 Main Street, Suite #204          Weston, FL        33326
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)


Citco Mutual Fund Services, Inc., P.O. Box C-1100 Southeastern, PA 19398
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 877-272-1977
                                                   ------------------

Date of fiscal year end: 05/31/2004
                        ---------------

Date of reporting period: 11/30/2003
                         --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO SHAREHOLDERS

The following is a copy of the Semi-Annual Report to Shareholders for the period ended November 30, 2003 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

-------------------------------------      -------------------------------------

INVESTMENT ADVISOR:                                     [LOGO]

     CRAFund Advisors, Inc.                          THE COMMUNITY
     1830 Main Street, Suite 204                   REINVESTMENT ACT
     Weston, FL 33326                            QUALIFIED INVESTMENT
                                                         FUND
ADMINISTRATOR:

     Citco Mutual Fund Services, Inc.
     P.O. Box C-1100
     Southeastern, PA 19398-1100

LEGAL COUNSEL:

     Drinker Biddle & Reath LLP
     18th and Cherry Streets
     Philadelphia, PA 19103-6996

INDEPENDENT AUDITORS:
     Grant Thornton LLP
     60 Broad Street
     New York, NY 10004

CUSTODIAN:

     Wachovia Bank                                SEMI-ANNUAL REPORT
     1339 Chestnut Street
     Philadelphia, PA 19101-7618                   November 30, 2003

THIS REPORT IS INTENDED FOR THE
FUND'S SHAREHOLDERS. IT MAY NOT BE
DISTRIBUTED TO PROSPECTIVE INVESTORS
UNLESS IT IS PRECEDED BY OR
ACCOMPANYINED BY THE FUND'S
PROSPECTUS. AN INVESTOR SHOULD READ
THE PROSPECTUS CAREFULLY BEFORE
INVESTING OR SENDING MONEY. A
PROSPECTUS MAY BE OBTAINED BY CALLING
THE FUND AT 1-877-272-1977.
-------------------------------------      -------------------------------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
AGENCY OBLIGATIONS: 57.82%

FREDDIE MAC - SINGLE FAMILY -- 12.60%
  Pool #A10358, 5.00%, 06/01/33                      1,855,231     $  1,818,106
  Pool #A12765, 5.00%, 08/01/33                      2,558,842        2,507,637
  Pool #A15504, 5.00%, 10/01/33                      1,489,194        1,459,394
  Pool #A15506, 5.50%, 10/01/33                      2,928,315        2,954,098
  Pool #A15513, 6.00%, 10/01/33                      1,125,907        1,157,561
  Pool #B31165, 6.00%, 12/01/31                        622,716          640,194
  Pool #B31166, 6.50%, 12/01/31                        577,686          602,811
  Pool #C38992, 6.50%, 12/01/29                        833,797          871,148
  Pool #C41299, 7.50%, 08/01/30                        285,350          305,089
  Pool #C43597, 7.50%, 09/01/30                        144,791          154,807
  Pool #C50755, 6.50%, 03/01/31                        519,165          541,745
  Pool #C54246, 6.50%, 07/01/31                        231,837          241,920
  Pool #C58863, 6.50%, 09/01/31                        283,292          295,697
  Pool #C59148, 6.50%, 10/01/31                        318,052          331,884
  Pool #C61762, 6.00%, 12/01/31                        410,112          421,623
  Pool #C61764, 6.50%, 12/01/31                        466,536          486,827
  Pool #C63392, 6.50%, 01/01/32                        692,436          722,686
  Pool #C64625, 6.50%, 02/01/32                        759,888          793,085
  Pool #C65420, 6.50%, 03/01/32                        691,975          722,205
  Pool #C66762, 6.50%, 05/01/32                        390,283          407,333
  Pool #C66763, 6.50%, 05/01/32                      1,032,680        1,077,795
  Pool #C66830, 6.50%, 05/01/32                        687,833          717,882
  Pool #C68518, 6.50%, 06/01/32                        616,082          642,996
  Pool #C70994, 6.00%, 09/01/32                      1,371,485        1,410,062
  Pool #C72004, 6.00%, 09/01/32                      1,327,352        1,364,688
  Pool #C72446, 6.50%, 08/01/32                      1,030,808        1,075,841
  Pool #C72447, 5.50%, 10/01/32                      1,135,185        1,142,329
  Pool #C72676, 5.50%, 10/01/32                      1,566,236        1,576,092
  Pool #C72677, 5.50%, 11/01/32                      1,423,592        1,432,551
  Pool #C74224, 6.00%, 11/01/32                        885,245          910,146
  Pool #C74225, 5.50%, 11/01/32                        996,315        1,002,585
  Pool #C74648, 6.00%, 11/01/32                        887,786          912,758
  Pool #C74651, 6.00%, 11/01/32                        153,419          157,735
  Pool #C75088, 5.50%, 12/01/32                        878,582          884,110
  Pool #C75089, 6.00%, 12/01/32                        857,971          882,104
  Pool #C76059, 6.00%, 01/01/33                        841,112          864,771

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
  Pool #C76060, 5.50%, 01/01/33                      1,474,813     $  1,484,014
  Pool #C77015, 5.50%, 02/01/33                      1,860,400        1,872,008
  Pool #C77393, 6.00%, 02/01/33                        951,569          978,322
  Pool #C79010, 5.50%, 04/01/33                      2,046,886        2,059,657
  Pool #C79063, 5.50%, 04/01/33                      1,077,328        1,084,049
  Pool #C79659, 5.50%, 05/01/33                      2,092,662        2,105,718
  Pool #TBA, 5.50%, 10/01/33 +                       1,854,500        1,858,557
  Pool #TBA, 5.50%, 12/01/33 +                       1,701,750        1,710,259
                                                                   ------------
TOTAL FREDDIE MAC - SINGLE FAMILY                                    46,642,879
                                                                   ------------

FHA PROJECT LOAN -- 3.45%
  Loan #034-35271, 6.95%, 11/01/25 +                   442,990          459,913
  Loan #034-35272, 6.95%, 11/01/25 +                   439,704          456,501
  Loan #031-43178, 8.40%, 05/01/30 +                 4,819,393        5,036,266
  Loan #071-35591, 7.34%, 09/01/30 +                 1,212,465        1,272,846
  Loan #114-35008, 8.36%, 03/01/10 +                 1,088,326        1,093,876
  REILLY 130 FHA PRJ, 7.43%, 08/15/21 +              2,532,165        2,532,164
  WM 2002-1, 7.43%, 08/01/19 +                       1,905,960        1,905,960
                                                                   ------------
TOTAL FHA PROJECT LOAN                                               12,757,526
                                                                   ------------

FANNIE MAC - MULTI FAMILY -- 21.47%
  Pool #375549, 6.60%, 12/01/07                      4,751,661        5,204,342
  Pool #380240, 6.59%, 05/01/16                      1,071,026        1,167,864
  Pool #380307, 6.53%, 06/01/16                        240,831          261,555
  Pool #383145, 6.85%, 02/01/19                        628,064          696,096
  Pool #383308, 6.26%, 03/01/11                        631,933          696,396
  Pool #383486, 6.33%, 04/01/19                        632,724          678,160
  Pool #383604, 6.645%, 05/01/16                       678,837          741,521
  Pool #383783, 6.38%, 05/01/11                      1,218,800        1,351,760
  Pool #384201, 6.58%, 11/01/26 +                      826,968          888,495
  Pool #384215, 6.20%, 09/01/16                      1,167,944        1,238,494
  Pool #384719, 6.59%, 02/01/17                      1,477,938        1,630,609
  Pool #384990, 6.57%, 04/01/20                        197,228          215,092
  Pool #385051, 6.89%, 05/01/20                      2,373,823        2,651,929
  Pool #385052, 6.89%, 05/01/20                        757,668          846,524
  Pool #385231, 6.33%, 06/01/20                        624,074          669,589
  Pool #385327, 6.16%, 08/01/17                        493,836          522,774
  Pool #385770, 5.00%, 01/01/13                      2,192,909        2,219,468

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
  Pool #385783, 5.50%, 01/01/21                      4,592,229     $  4,541,912
  Pool #385815, 4.77%, 01/01/13                      7,963,744        7,979,098
  Pool #385844, 4.85%, 02/01/13                      1,942,469        1,974,780
  Pool #385986, 5.06%, 03/01/21                      1,506,350        1,485,703
  Pool #385993, 5.23%, 04/01/21                      4,968,571        4,780,814
  Pool #386010, 5.11%, 01/01/19 +                      620,957          609,469
  Pool #386046, 7.22%, 04/01/21                      2,886,215        3,278,956
  Pool #386084, 4.56%, 01/01/12 +                      643,685          626,627
  Pool #386106, 5.10%, 10/01/18                        268,588          264,119
  Pool #386201, 5.25%, 05/01/21                      1,790,084        1,726,583
  Pool #386219, 4.60%, 06/01/13                      4,973,097        4,868,676
  Pool #386333, 3.60%, 07/01/10 +                      993,261          949,757
  Pool #386380, 4.21%, 07/01/13                      1,742,688        1,657,678
  Pool #386418, 4.35%, 08/01/13                      2,990,085        2,870,401
  Pool #386420, 4.99%, 08/01/21                      4,466,269        4,325,095
  Pool #386432, 4.75%, 08/01/13                      2,168,024        2,134,513
  Pool #386464, 5.88%, 08/01/21 +                    2,904,075        3,026,917
  Pool #386545, 5.32%, 10/01/13 +                      499,609          515,697
  Pool #386582, 4.93%, 10/01/12 +                    1,522,256        1,535,195
  Pool #386602, 4.66%, 10/01/13 +                    2,997,217        2,948,062
  Pool #386613, 5.39%, 10/01/21 +                    2,209,917        2,187,597
  Pool #73875, 7.13%, 01/01/22                         487,005          533,782
  Pool #TBA, 5.80%, 01/31/33 +                       2,950,000        2,994,250
                                                                   ------------
TOTAL FANNIE MAE - MULTI FAMILY                                      79,496,349
                                                                   ------------

FANNIE MAE - SINGLE FAMILY -- 2.96%
  Pool #259165, 7.00%, 02/01/31                        113,522          119,788
  Pool #537727, 8.00%, 04/01/30                         33,362           36,047
  Pool #548812, 8.00%, 08/01/30                        190,580          205,917
  Pool #552795, 7.50%, 06/01/30                        159,659          170,407
  Pool #601826, 6.50%, 09/01/31                        337,005          351,435
  Pool #607240, 6.50%, 10/01/31                        291,516          303,998
  Pool #614014, 6.00%, 11/01/31                        778,031          799,550
  Pool #614022, 6.00%, 11/01/31                        376,508          386,921
  Pool #624093, 6.00%, 02/01/32                        726,632          746,729
  Pool #624108, 6.00%, 03/01/32                        540,708          555,677
  Pool #624109, 6.50%, 03/01/32                        842,463          878,505
  Pool #632775, 5.502%, 01/01/32                       162,653          166,243

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
  Pool #641885, 6.50%, 03/01/32                        833,557     $    869,220
  Pool #670266, 5.00%, 01/01/18                        842,266          853,217
  Pool #677877, 5.50%, 11/01/32                        553,231          557,056
  Pool #696281, 5.50%, 02/01/33                        229,861          231,450
  Pool #696281, 5.50%, 07/01/33                        925,756          932,111
  Pool #736982, 5.00%, 09/01/33                      1,576,803        1,548,698
  Pool #736983, 5.50%, 10/01/33                      1,224,973        1,233,381
                                                                   ------------
TOTAL FANNIE MAE - SINGLE FAMILY                                     10,946,350
                                                                   ------------

GINNIE MAE - MULTI FAMILY -- 17.12%
  Pool #450826, 5.18%, 10/15/31+                     1,000,000        1,012,500
  Pool #465598, 7.745%, 10/15/35                       274,897          307,525
  Pool #492249, 8.50%, 12/15/27                      1,026,558        1,156,924
  Pool #514702, 8.25%, 12/15/32                      1,486,148        1,689,415
  Pool #520369, 7.50%, 12/15/29                        125,936          134,959
  Pool #536576, 6.75%, 09/15/36                      1,624,065        1,792,667
  Pool #543839, 7.00%, 10/15/31                        738,617          825,308
  Pool #544414, 6.82%, 04/15/42                        683,098          756,901
  Pool #547863, 7.50%, 05/15/33                        521,390          592,268
  Pool #559221, 7.00%, 01/15/32                        493,832          551,655
  Pool #565424, 7.00%, 07/15/20                        508,759          551,203
  Pool #569132, 7.07%, 01/15/35                        659,260          734,103
  Pool #571999, 7.25%, 11/15/28                        610,190          684,665
  Pool #572002, 7.25%, 01/15/25                      1,687,060        1,886,770
  Pool #572704, 6.35%, 01/15/32                      2,310,694        2,483,255
  Pool #576413, 6.90%, 04/15/32                        420,841          467,158
  Pool #582048, 6.50%, 01/15/32                        538,356          565,995
  Pool #583872, 7.00%, 05/15/32                        847,880          946,619
  Pool #583901, 7.25%, 07/15/30                        409,545          459,474
  Pool #583902, 7.25%, 07/15/30                        466,629          523,517
  Pool #586110, 7.125%, 07/15/32                       246,963          275,331
  Pool #586120, 7.00%, 09/15/32                        795,397          888,018
  Pool #586122, 6.375%, 09/15/30                       557,899          597,845
  Pool #589621, 6.71%, 07/15/32                        713,429          782,640
  Pool #591449, 7.25%, 07/15/32                      1,885,337        2,117,668
  Pool #591450, 7.50%, 07/15/32                        946,543        1,076,030
  Pool #591458, 7.00%, 07/15/31                        763,864          852,327
  Pool #592451, 6.64%, 03/01/44+                    11,647,300       12,317,020

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
  Pool #593482, 6.00%, 06/15/45                        851,400     $    873,470
  Pool #593484, 6.00%, 06/15/25                        514,100          527,426
  Pool #593502, 6.00%, 02/15/28                      1,471,699        1,529,740
  Pool #593511, 5.50%, 03/15/33                        653,758          662,231
  Pool #593518, 5.45%, 04/15/33                        248,215          250,322
  Pool #597682, 6.125%, 05/15/33                       779,613          819,608
  Pool #597683, 5.60%, 05/15/33                      2,631,127        2,663,390
  Pool #607550, 5.75%, 02/15/33                      1,189,031        1,217,646
  Pool #609970, 5.30%, 10/15/30                      1,951,587        1,934,909
  Pool #610013, 5.14%, 06/15/33                        719,594          707,788
  Pool #610149, 5.60%, 12/15/29                        461,902          466,422
  Pool #610153, 5.45%, 07/15/33                        266,914          268,337
  Pool #610167, 5.75%, 09/15/33+                     1,443,114        1,505,889
  Pool #610173, 5.85%, 11/15/31+                     2,024,100        2,139,271
  Pool #610707, 6.00%, 06/15/33                        248,858          258,695
  Pool #614006, 6.00%, 10/15/33+                       267,260          288,186
  Pool #614121, 5.60%, 11/15/29+                       373,000          388,330
  Pool #617908, 5.75%, 01/15/16+                       440,519          461,752
  Pool #617920, 5.75%, 11/15/33+                       535,000          563,355
  Pool #618940, 5.60%, 09/15/33+                     2,257,354        2,286,700
  Pool #TBA, 5.45%, 09/30/33+                        3,051,700        3,041,324
  Pool #TBA, 5.50%, 09/01/33+                        3,485,800        3,486,497
                                                                   ------------
TOTAL GINNIE MAE - MULTIFAMILY                                       63,371,048
                                                                   ------------

GINNIE MAE II - SINGLE FAMILY -- 0.22%
  Pool #530133, 7.50%, 05/20/30                        100,478          106,795
  Pool #530199, 7.00%, 03/20/31                        354,301          375,551
  Pool #539778, 6.50%, 04/20/31                        178,784          187,949
  Pool #547302, 7.50%, 02/20/31                        145,617          154,720
                                                                   ------------
TOTAL GINNIE MAE II - SINGLE FAMILY                    779,180          825,015
                                                                   ------------
TOTAL AGENCY OBLIGATIONS (Cost $213,113,203)                        214,039,167
                                                                   ------------

MUNICIPAL SECURITIES: 43.01%

ARKANSAS -- 0.27%
  Arkansas Development Finance Authority,
    5.75%, 10/01/21                                    980,000          982,646

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
CALIFORNIA -- 4.72%
  California Rural Home Mortgage Finance
    Authority, 5.25%, 12/01/24                       5,733,000     $  5,879,478
  California Statewide Communities Development
    Authority, 4.50%, 01/01/06                         215,000          221,751
  California Statewide Communities Development
    Authority, VRN, 10/15/36                           400,000          400,000
  City of Escondido, VRN, 11/15/36                     650,000          650,000
  El Cajon Redevelopment Agency, 7.60%, 10/01/20       525,000          594,888
  Los Angeles Community Redevelopment Agency,
    1.30%, 10/15/38                                  2,000,000        2,000,000
  Los Angeles Community Redevelopment Agency,
    7.10%, 12/01/11                                  3,000,000        3,073,200
  Orange County, VRN, 08/15/31                       1,000,000        1,000,000
  Sacramento County Housing Authority, VRN,
    07/15/35                                         1,000,000        1,000,000
  San Diego Family Housing, VRN, 07/01/35++          1,000,000        1,000,000
  San Diego Redevelopment Agency, 6.25%, 09/01/13    1,240,000        1,368,365
  San Francisco City & County Redevelopment
    Agency, VRN, 07/01/34                              200,000          200,000
  South San Francisco, VRN, 05/01/17                   100,000          100,000
                                                                   ------------
                                                                     17,487,682
                                                                   ------------

COLORADO-- 0.17%
  Colorado Housing & Finance Authority, 7.125%,
    10/01/12                                           350,000          370,254
  Colorado Housing & Finance Authority, VRN,
    02/15/28                                           250,000          250,000
                                                                   ------------
                                                                        620,254
                                                                   ------------

Connecticut-- 0.87%
  Connecticut Housing Finance Authority,
    2.17%, 11/15/05                                    500,000          498,290
  Connecticut Housing Finance Authority,
    5.85%, 11/15/22                                  2,570,000        2,620,089
  Connecticut State Health & Educational
    Facilities Authority, 6.125%, 07/01/18             100,000          100,143
                                                                   ------------
                                                                      3,218,522
                                                                   ------------

DELAWARE-- 0.27%
  Delaware State Housing Authority, 4.00%,
    07/01/20                                         1,000,000          997,260

FLORIDA -- 2.25%
  Broward County Housing Finance Authority,
    5.00%, 11/01/08                                    595,000          618,312
  Broward County Housing Finance Authority,
    VRN, 06/15/37                                      400,000          400,000
  Florida Housing Finance Corporation, 1.20%,
    06/19/04                                         1,300,000        1,299,012
  Florida Housing Finance Corporation, 6.85%,
    04/01/21                                           355,000          373,563
  Miami Beach, 6.70%, 12/01/14                         530,000          579,417

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
  Miami-Dade County Housing Finance Authority,
    4.00%, 06/01/16                                  1,610,000     $  1,481,458
  Miami-Dade County Housing Finance Authority,
    4.625%, 11/01/14                                   325,000          326,401
  Miami-Dade County Housing Finance Authority,
    7.15%, 01/01/19                                    315,000          336,978
  Palm Beach County Housing Finance Authority
    Housing Revenue, 4.50%, 12/01/15                   500,000          503,325
  Palm Beach County Housing Finance Authority
    Housing Revenue, 6.05%, 01/01/22                 1,500,000        1,530,615
  Palm Beach County Housing Finance Authority
    Housing Revenue, VRN, 06/15/37                     875,000          875,000
                                                                   ------------
                                                                      8,324,081
                                                                   ------------

GEORGIA-- 0.97%
  Canton Housing Authority, VRN, 06/01/38            3,000,000        3,000,000
  Georgia St Housing & Finance Authority,
    5.55%, 12/01/07                                    550,000          579,788
                                                                   ------------
                                                                      3,579,788
                                                                   ------------

ILLINOIS-- 0.90%
  Chicago, VRN, 04/01/36                               735,000          735,000
  Illinois Housing Development Authority,
    7.19%, 09/01/06                                    125,000          134,481
  Illinois Housing Development Authority,
    7.80%, 09/01/08                                    425,000          454,678
  Illinois Housing Development Authority,
    7.82%, 06/01/22                                  1,500,000        1,615,380
  Illinois Housing Development Authority,
    8.28%, 09/01/06                                     70,000           74,794
  Upper Illinois River Valley Development
    Authority, 7.85%, 02/01/07                         300,000          325,962
                                                                   ------------
                                                                      3,340,295
                                                                   ------------

INDIANA-- 1.82%
  Elkhart, 6.60%, 05/20/14                             465,000          483,842
  Indiana Housing Finance Authority,
    7.34%, 07/01/30                                  5,760,000        6,251,443
                                                                   ------------
                                                                      6,735,285
                                                                   ------------

IOWA -- 0.24%
  Iowa Finance Authority, 6.55%, 12/01/15              830,000          882,456

KENTUCKY -- 0.34%
  Boone County, 6.95%, 12/20/16                      1,145,000        1,258,836

LOUISIANA -- 0.20%
  Louisiana Housing Finance Agency,
    5.04%, 06/01/33                                    715,000          748,684

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
MARYLAND -- 0.10%
  City of Baltimore, VRN, 07/01/21                     385,000     $    385,000

MASSACHUSETTS -- 0.27%
  Massachusetts Development Finance
    Agency, 4.85%, 09/01/13                             25,000           26,206
  Massachusetts Housing Finance Agency,
    3.15%, 06/01/13                                  1,000,000          958,880
                                                                   ------------
                                                                        985,086
                                                                   ------------

MICHIGAN-- 0.06%
  City of Cheboygan, 6.93%, 08/01/08                   225,000          227,034

MISSOURI -- 0.54%
  Missouri Housing Development Commission,
    4.00%, 09/01/23                                  1,745,000        1,773,269
  Missouri Housing Development Commission,
    6.00%, 03/01/32                                    115,000          121,121
  Missouri Housing Development Commission,
    6.67%, 03/01/29                                    105,000          108,466
                                                                   ------------
                                                                      2,002,856
                                                                   ------------

NEVADA-- 2.00%
  City of Las Vegas, VRN, 06/01/28                   1,000,000        1,000,000
  Nevada Housing Division, 3.83%, 10/01/13           2,315,000        2,298,054
  Nevada Housing Division, 5.11%, 04/01/17           1,935,000        1,920,101
  Nevada Housing Division, VRN, 10/01/30               660,000          660,000
  Nevada Housing Division, VRN, 10/01/30               500,000          500,000
  Nevada Housing Division, VRN, 10/15/32               500,000          500,000
  Nevada Housing Division, VRN, 10/15/35               525,000          525,000
                                                                   ------------
                                                                      7,403,155
                                                                   ------------

NEW JERSEY-- 6.98%
  Camden County Improvement Authority,
    VRN, 07/01/29                                      650,000          650,000
  City of Elizabeth, 7.00%, 08/01/10                   115,000          115,598
  City of Elizabeth, 7.18%, 08/01/13                   125,000          125,675
  New Jersey St Housing & Mortgage Finance
    Agency, 1.75%, 11/01/05                            210,000          210,628
  New Jersey St Housing & Mortgage Finance
    Agency, 8.07%, 05/01/16                          1,260,000        1,331,051
  New Jersey St Housing & Mortgage Finance
    Agency, VRN, 05/01/33                            4,150,000        4,150,000
  New Jersey St Housing & Mortgage Finance
    Agency, VRN, 05/01/35                           15,000,000       15,000,000
  New Jersey St Housing & Mortgage Finance
    Agency, VRN, 11/01/23                            1,125,000        1,125,000
  Union County Improvement Authority, 4.00%,
    09/15/08                                         3,000,000        3,140,340
                                                                   ------------
                                                                     25,848,292
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
NEW MEXICO -- 1.08%
  New Mexico Mortgage Finance Authority,
    7.58%, 09/01/27                                  3,850,000     $  3,996,185

NEW YORK -- 1.73%
  City of Binghamton, 7.00%, 08/01/10                   90,000           90,706
  City of Binghamton, 7.18%, 08/01/13                  140,000          141,152
  New York State Housing Finance Agency,
    8.11%, 11/15/38                                    170,000          184,336
  New York State Housing Finance Agency,
    VRN, 05/15/36                                    1,000,000        1,000,000
  New York State Housing Finance Agency,
    VRN, 11/01/36                                    1,000,000        1,000,000
  Westchester County Industrial Development
    Agency, VRN, 08/01/33                            4,000,000        4,000,000
                                                                   ------------
                                                                      6,416,194
                                                                   ------------

NORTH CAROLINA-- 0.46%
  North Carolina Housing Finance Agency,
    VRN, 07/01/24                                      700,000          700,000
  North Carolina Housing Finance Agency,
    VRN, 07/01/32                                    1,000,000        1,000,000
                                                                   ------------
                                                                      1,700,000
                                                                   ------------

NORTH DAKOTA-- 0.14%
  North Dakota State Housing Finance Agency,
    VRN, 01/01/34                                      500,000          500,000

OHIO -- 0.13%
  City of Cleveland, 2.48%, 11/01/05                   500,000          499,345

OREGON -- 0.16%
  Portland, VRN, 12/15/24                              600,000          600,000

PENNSYLVANIA -- 2.06%
  Allegheny County Residential Finance Authority,
    5.75%, 10/20/08                                    665,000          698,942
  Montgomery County Higher Education & Health
    Authority, VRN, 12/01/33                           575,000          575,000
  Pennsylvania Housing Finance Agency,
    VRN, 07/01/20                                    4,660,000        4,660,000
  Quakertown General Authority, 6.05%, 07/20/17        875,000          925,129
  York County Industrial Development Authority,
    6.70%, 10/01/12                                    700,000          768,824
                                                                   ------------
                                                                      7,627,895
                                                                   ------------

SOUTH DAKOTA -- 0.54%
  South Dakota Housing Development
    Authority, VRN, 05/01/32                         2,000,000        2,000,000

TENNESSEE -- 0.27%
  Tennessee Housing Development Agency, 2.80%,
    01/01/07                                         1,000,000        1,001,450

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
TEXAS -- 6.01%
  Bexar County Housing Finance Corp.,
    4.75%, 12/01/07                                    550,000     $    557,183
  Bexar County Housing Finance Corp.,
    5.00%, 12/01/05                                    390,000          401,556
  Bexar County Housing Finance Corp.,
    5.50%, 02/20/09                                    335,000          346,189
  Bexar County Housing Finance Corp.,
    5.625%, 01/01/07                                   230,000          241,123
  Nueces County Housing Finance Corp.,
    8.25%, 07/01/05                                    185,000          196,372
  Tarrant County Housing Finance Corp.,
    4.50%, 12/01/05                                    250,000          259,372
  Texas Department of Housing & Community
    Affairs, 7.01%, 09/01/26                         8,500,000        8,940,726
  Texas Department of Housing & Community
    Affairs, VRN, 7/01/22                            2,100,000        2,100,000
  Texas Department of Housing & Community
    Affairs, VRN, 7/01/36                            1,000,000        1,000,000
  Texas Public Finance Authority, 2.125%,
    12/15/05                                         3,000,000        2,991,390
  Texas Public Finance Authority, 2.625%,
    06/15/06                                         3,000,000        2,998,890
  Texas Public Finance Authority, VRN,
    12/15/09                                         1,800,000        1,800,000
  Travis County Housing Finance Corp.,
    3.75%, 06/01/05                                    400,000          407,112
                                                                   ------------
                                                                     22,239,913
                                                                   ------------

UTAH-- 1.46%
  Utah Housing Corp., 4.87%, 07/20/14                  200,000          206,188
  Utah Housing Corp., 6.10%, 07/20/28                4,250,000        4,282,385
  Utah Housing Corp., 6.21%, 07/20/18                  850,000          904,366
                                                                   ------------
                                                                      5,392,939
                                                                   ------------

VIRGINIA -- 5.14%
  Virginia Housing Development Authority
    Commonwealth Mortgage, 5.00%, 12/25/32+          8,532,324        8,369,356
  Virginia Housing Development Authority
    Commonwealth Mortgage, 6.70%, 03/01/09             355,000          366,640
  Virginia Housing Development Authority
    Commonwealth Mortgage, 7.00%, 01/01/22             750,000          825,615
  Virginia Housing Development Authority,
    6.50%, 06/25/32+                                 9,073,015        9,461,339
                                                                   ------------
                                                                     19,022,950
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                     ---------        -----
WASHINGTON -- 0.86%
  City of Ocean Shores, 7.00%, 08/01/10                270,000     $    272,117
  State of Washington, 2.00%, 7/01/05                  750,000          749,182
  Washington State Housing Finance Commission,
    6.70%, 07/15/18                                  1,755,000        1,866,179
  Washington State Housing Finance Commission,
    VRN, 12/01/25                                      300,000          300,000
                                                                   ------------
                                                                      3,187,478
                                                                   ------------
TOTAL MUNICIPAL SECURITIES (Cost $158,050,175)                     $159,211,561

MISCELLANEOUS INVESTMENTS-- 3.98%
  Asset Management Fund Adjustable Rate Mortgage
    Fund                                               379,669        3,751,129
  Asset Management Fund Ultra Short Fund               328,871        3,265,685
  Evergreen Money Market Institutional Shares        7,627,145        7,627,145
  Self Help Credit Union, 1.14%, 07/04/04              100,000          100,000
                                                                   ------------
TOTAL MISCELLANEOUS INVESTMENTS
  (Cost $14,744,467)                                 8,435,685       14,743,959
                                                                   ------------

TOTAL INVESTMENTS (Cost $385,907,845)-- 104.81%                     387,994,687

LIABILITIES IN EXCESS OF OTHER ASSETS, NET-- (4.81)%                (17,798,178)
                                                                   ------------

NET ASSETS-- 100%                                                  $370,196,509
                                                                   ============

+ Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at November 30, 2003 is $69,560,571 which represents 18.79% of total net assets.
++ Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified insititutional buyers in transactions exempt from registration. At November 30, 2003, these securities amounted to $1,000,000 which represents 0.27% of total net assets.

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                                         As of November 30, 2003
--------------------------------------------------------------------------------

ASSETS:
  Investments, at market (identified cost-- $385,907,845)        $  387,994,687
  Receivables:
     Interest and dividends                                           2,487,343
     Investment securities sold                                         100,000
     Principal paydowns on securities                                       569
     Prepaid expenses                                                    39,049
                                                                 --------------
Total Assets                                                        390,621,648

LIABILITIES:
  Payables:
     Investment securities purchased                                 19,755,412
     Distributions payable                                              558,855
     Advisory fees due to Advisor                                        90,402
     Accrued expenses                                                    20,470
                                                                 --------------
Total Liabilities                                                    20,425,139
                                                                 --------------

NET ASSETS                                                       $  370,196,509
                                                                 ==============

NET ASSETS CONSIST OF:
  Paid-In capital                                                   365,035,247
  Undistributed realized gain on investments                          3,074,420
  Net unrealized appreciation on investments                          2,086,842
                                                                 --------------

NET ASSETS                                                       $  370,196,509
                                                                 ==============

Shares of beneficial interest outstanding                            34,530,400
                                                                 --------------
Net Asset Value and offering price per share                     $        10.72
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             STATEMENT OF OPERATIONS (Unaudited)
                                          For the Period Ended November 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                       $    7,817,050
  Dividends                                                              30,422
  Miscellaneous income                                                   27,106
                                                                 --------------
     Total investment income                                          7,874,578
                                                                 --------------

EXPENSES:
  Investment advisory fees                                              831,098
  Distribution fees                                                     415,549
  Professional fees                                                     121,373
  Accounting and administration fees                                    105,792
  Trustee fees                                                           56,204
  Other                                                                  36,794
  Insurance expense                                                      26,221
  Custodian fees                                                         22,478
  Printing expense                                                        2,507
                                                                 --------------
     Total net expenses                                               1,618,016

  Net investment income                                               6,256,562
                                                                 --------------

REALIZED AND UNREALIZED GAIN/(LOSS)ON INVESTMENTS:

  Net realized gain on investments                                      555,708
  Net change in unrealized depreciation on investments              (12,844,272)
                                                                 --------------
                                                                    (12,288,564)
                                                                 --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   (6,032,002)
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
===============================================================================================
                                                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
-----------------------------------------------------------------------------------------------

                                                                 FOR THE
                                                                SIX MONTHS          FOR THE
                                                                  ENDED           FISCAL YEAR
                                                               NOVEMBER 30,          ENDED
                                                                   2003           MAY 31, 2003
                                                              --------------     --------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                                       $    6,256,562     $   10,651,061
  Net realized gain on investments                                   555,708          2,759,264
  Net change unrealized appreciation/(depreciation)
    on investments                                               (12,844,272)        13,141,852
                                                              --------------     --------------

Net increase/(decrease) in net assets resulting
  from operations                                                 (6,032,002)        26,552,177
                                                              --------------     --------------

Distributions to shareholders from:
  Net investment income                                           (6,256,745)       (10,650,878)
  Realized capital gains
    Short-term gains                                                      --            (98,374)
    Long-term gains                                                       --                 --
                                                              --------------     --------------

Total Distributions                                               (6,256,745)       (10,749,252)
                                                              --------------     --------------

Increase in net assets from Fund share transactions (Note 2)      74,393,112        121,095,986
                                                              --------------     --------------

Increase in net assets                                            62,104,365        136,898,911
                                                              --------------     --------------

NET ASSETS:
  Beginning of period                                            308,092,144        171,193,233
                                                              --------------     --------------
  End of period                                                  370,196,509        308,092,144
                                                              --------------     --------------

SHARE TRANSACTIONS:
  Shares sold                                                      7,361,844         13,062,442
  Shares reinvested                                                  288,455            495,926
  Redeemed                                                          (786,888)        (2,362,283)
                                                              --------------     --------------

Increase in shares                                                 6,863,411         11,196,085
Shares outstanding at beginning of period                         27,666,989         16,470,904
                                                              --------------     --------------

Shares outstanding at end of period                               34,530,400         27,666,989
                                                              ==============     ==============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
=======================================================================================================================
                                                                                                   FINANCIAL HIGHLIGHTS
                                                        Per Share Data (For a Share Outstanding Throughout Each Period)
-----------------------------------------------------------------------------------------------------------------------

                                                  FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                 SIX MONTHS    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                   ENDED          ENDED         ENDED           ENDED          ENDED
                                                NOVEMBER 30,      MAY 31,       MAY 31,         MAY 31,        MAY 31,
                                                    2003           2003          2002            2001          2000*
                                                 ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE,
BEGINNING OF PERIOD                              $    11.14     $    10.39     $    10.24     $     9.77     $    10.00
                                                 ----------     ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:
  Net investment income                                0.20           0.48           0.53           0.58           0.36
  Net realized and unrealized
    gain/(loss) on investments                        (0.42)          0.75           0.19           0.47          (0.23)
                                                 ----------     ----------     ----------     ----------     ----------

Total from investment operations                      (0.22)          1.23           0.72           1.05           0.13
                                                 ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS FROM:
  Net investment income                               (0.20)         (0.48)         (0.53)         (0.58)         (0.36)
  Realized capital gains                                 --             --          (0.04)            --             --
                                                 ----------     ----------     ----------     ----------     ----------

Total distributions                                   (0.20)         (0.48)         (0.57)         (0.58)         (0.36)
                                                 ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $    10.72     $    11.14     $    10.39     $    10.24     $     9.77
                                                 ==========     ==========     ==========     ==========     ==========

Total Return                                        (1.98)%         12.11%          7.12%         10.96%          1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)             $  370,197     $  308,092     $  171,193     $   44,116     $    9,709
Ratio of expenses to average net assets:
  Before advisory fee waiver                          0.97%          1.02%          1.25%          2.34%          8.02%1
  After advisory fee waiver                           0.97%          1.00%          1.00%          1.00%          1.00%1
Ratio of net investment income
  to average net assets:
     Before advisory fee waiver                       3.75%          4.48%          5.04%          4.84%          2.39%1
     After advisory fee waiver                        3.75%          4.50%          5.29%          6.18%          6.33%1
Portfolio turnover rate                              34.96%         70.60%        104.65%         59.32%         98.58%

* The investment portfolio commenced operations on August 30, 1999.
1 Annualized

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Unaudited)
                                                               November 30, 2003
--------------------------------------------------------------------------------

Note 1--  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc. (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. Management believes all investments are liquid.

MORTGAGE BACKED TO-BE-ANNOUNCED SECURITIES. The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. At November 30, 2003, the Fund had no repurchase agreements outstanding.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six month period ended November 30, 2003 were as follows:

                                      SHARES                  AMOUNT
                                      ------                  ------
     Shares sold .................   7,361,844             $79,821,000
     Shares reinvested ...........     288,455               3,105,756
     Redeemed ....................    (786,888)             (8,533,644)
                                     ---------             -----------
     Net Increase ................   6,863,411             $74,393,112
                                     =========             ===========

Transactions in shares of the Fund for the year ended May 31, 2003 were as follows:

                                      SHARES                  AMOUNT
                                      ------                  ------
     Shares sold .................  13,062,442            $141,550,261
     Shares reinvested ...........     495,926               5,376,933
     Redeemed ....................  (2,362,283)            (25,831,208)
                                     ---------             -----------
     Net Increase ................  11,196,085            $121,095,986
                                    ==========            ============

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the six month period ended November 30, 2003, were as follows:

     Purchases:
       U.S. Government .....................................   $         --
       Other ...............................................    185,704,874
     Sales:
       U.S. Government .....................................             --
       Other ...............................................    105,251,871

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At  November  30,  2003,  gross  unrealized   appreciation   (depreciation)   of
investments for tax purposes were as follows:

     Appreciation ..........................................   $  5,434,522
     Depreciation ..........................................     (3,347,680)
     Net appreciation on investments .......................   $  2,086,842

NOTE 4 -- ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the six month period ended Novemebr 30, 2003, the Advisor received advisory fees of $831,098.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the six month period ended November 30, 2003, the Fund incurred distribution expenses of $415,549.

The President and Treasurer of the Fund is affiliated with the Advisor.

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THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year or period indicated were as follows:

                                          SIX MONTHS ENDED     FISCAL YEAR ENDED
                                          NOVEMBER 30, 2003      MAY 31, 2003
                                          -----------------      ------------
Distributions paid from:
  Ordinary income                            $ 6,256,745          $10,650,878
  Short-term capital gain                             --               98,374
  Long-term capital gain                              --                   --
                                             -----------          -----------
Total Distributions                          $ 6,256,745          $10,749,252
                                             ===========          ===========

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                            $       --
Undistributed capital gain/(loss), net                    3,074,420
Unrealized appreciation/(depreciation), net               2,086,842
                                                         ----------
  Distributable Earnings, Net                            $5,161,262
                                                         ==========

ITEM 2.   CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for Semi-Annual Reports.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)  Exhibit   99.CERT   Certifications   pursuant   to   Section   302  of  the
     Sarbanes-Oxley Act of 2002 is filed herewith.

(b)  Exhibit   99.906CERT   Certifications   pursuant  to  Section  906  of  the
     Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

By (Signature and Title)                /s/ Neil M. Solomon
                                        -------------------
                                        Neil M. Solomon
                                        President
Date  1/29/2004                         January 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Neil M. Solomon
                                        -------------------
                                        Neil M. Solomon
                                        President
Date  1/29/2004                         January 29, 2004

By (Signature and Title)                /s/ Neil M. Solomon
                                        -------------------
                                        Neil M. Solomon
                                        Treasurer
Date  1/29/2004                         January 29, 2004